Deferred taxation (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of deferred taxes [text block] [Abstract]
Schedule of deferred taxation
	Note	2021	2020
		Figures in Rand thousands
Deferred taxation liability		(42,024)	(85,392)
Deferred revenue		44,790	-
Property, plant and equipment and capitalized commission assets		(117,686)	(85,392)
Lease obligations		12,119	-
ECL provision on trade receivables		11,302	-
Other		7,451	-

Deferred taxation asset		47,046	106,482
Deferred revenue		6	25,476
Property, plant and equipment and capitalized commission assets		37,479	9,361
Inventory [1]		-	26,018
Tax losses		6,115	16,356
Lease obligations		297	16,351
ECL provision on trade receivables		928	5,936
Research and development		-	1,071
Other		2,221	5,913
Total net deferred taxation asset		5,022	21,090

Reconciliation of deferred taxation asset/(liability)
At beginning of year		21,090	64,858
Increase in deferred revenue temporary differences		19,320	8,778
Decrease in property, plant and equipment and capitalized commission assets temporary differences		(4,176)	(42,834)
(Decrease)/increase in inventory temporary differences		(26,018)	315
(Decrease)/increase in tax losses temporary differences		(10,241)	1,679
Decrease in lease obligation temporary differences		(3,935)	(5,572)
Increase in ECL provision on trade receivables temporary differences		6,294	1,345
(Decrease)/increase in research and development temporary differences		(1,071)	1,071
Increase/(decrease) in other temporary differences		3,759	(8,550)
At end of year		5,022	21,090
Reconciliation of deferred tax
Opening balance		21,090	64,858
Charge to income statement	24	(16,996)	(45,178)
Disposal of Found		(550)	-
Translation differences		1,478	1,410
Closing balance		5,022	21,090